Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue	$ 68,085	$ 38,518	$ 19,785
Cost and operating expenses:
Cost of revenue (exclusive of amortization of product development cost)	9,999	5,795	3,657
Technology and development	20,199	14,650	8,803
Sales and marketing	33,747	17,717	8,638
General and administrative	13,659	6,123	2,501
Total cost and operating expenses	77,604	44,285	23,599
Loss from operations	(9,519)	(5,767)	(3,814)
Interest income	50	17	15
Interest expense	(1,016)	(389)	(39)
Change in fair value of warrant liability	(369)	(16)
Loss before provision for income taxes	(10,854)	(6,155)	(3,838)
Provision for income taxes	(67)
Net loss attributable to common stockholders	$ (10,921)	$ (6,155)	$ (3,838)
Net loss per share attributable to common stockholders, basic and diluted	$ (0.87)	$ (0.92)	$ (0.64)
Weighted average shares used in computing net loss per share attributable to common stockholders, basic and diluted	12,538,769	6,657,045	6,016,550